UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1998

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Alpine Associates, A Limited Partnership
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5180

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     05/14/1999

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:     43

Form 13F Information Table Value Total:     $685,115 (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

NONE
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                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AHMANSON H.F. & CO                             COM 008677-10-6        50410     710000 SH     Sole      71000000
ALLIED GROUP INC                               COM 019220-10-2         9362     200000 SH     Sole      20000000
AMERICAN BANKERS INS GRP                       COM 024456-10-5        25234     419700 SH     Sole      41970000
AMERICAN BANKERS INS GRP            PFD B CV$3.125 024456-20-4        30783     251100 SH     Sole      25110000
AMERISOURCE HEALTH CORP                       CL A 03071P-10-2         8289     126200 SH     Sole      12620000
AMERITECH CORP. NEW                            COM 030954-10-1         6717     149700 SH     Sole      14970000
ATL PRODUCTS INC                               COM 00207M-10-2        11694     448700 SH     Sole      44870000
ATRIA COMMUNITIES INC                          COM 049905-10-2         8593     500000 SH     Sole      50000000
BAY NETWORKS INC                               COM 072510-10-0        14315     443900 SH     Sole      44390000
BAY ST GAS CO                        COM PAR $3.33 072612-60-9         5731     149600 SH     Sole      14960000
BRODERBUND SOFTWARE INC                        COM 112014-10-5         4854     213400 SH     Sole      21340000
CAMCO INTL INC                                 COM 132632-10-0        23362     300000 SH     Sole      30000000
CAPSTONE CAPITAL CORP                          COM 14066R-10-2          694      30200 SH     Sole       3020000
CHRYSLER CORP                                  COM 171196-10-8        63140    1120000 SH     Sole     112000000
CIENA CORP                                     COM 171779-10-1        17375     250000 SH     Sole      25000000
CITICORP                                       COM 173034-10-9        63431     425000 SH     Sole      42500000
COLEMAN INC NEW                                COM 193559-10-1         2747     237600 SH     Sole      23760000
DEKALB GENETICS CORP                          CL B 244878-20-3        36477     385500 SH     Sole      38550000
DELTA & PINE LD CO                             COM 247357-10-6        11125     250000 SH     Sole      25000000
DRESSER INDS INC                               COM 261597-10-8        33320     756200 SH     Sole      75620000
DSC COMMUNICATIONS CORP                        COM 233311-10-9        10049     336400 SH     Sole      33640000
FOAMEX INTL INC                                COM 344123-10-4         2606     150000 SH     Sole      15000000
GIANT FOOD INC                                CL A 374478-10-5        12918     300000 SH     Sole      30000000
HARVEYS CASINO RESORTS                         COM 417826-10-4         2414      89000 SH     Sole       8900000
IBS FINANCIAL CORP                             COM 44922Q-10-5         7612     403300 SH     Sole      40330000
INTERSOLV INC                                  COM 46070J-10-6          720      45400 SH     Sole       4540000
KANSAS CITY PWR & LT CO                        COM 485134-10-0         8120     280000 SH     Sole      28000000
LIFE FINANCIAL CORP                            COM 53184P-10-1         4860     270000 SH     Sole      27000000
MARYLAND FED BANCORP                           COM 574061-10-7         1576      39900 SH     Sole       3990000
MAY & SPEH INC                                 COM 577777-10-5        11660     590400 SH     Sole      59040000
MCI COMMUNICATIONS CORP                        COM 552673-10-5        72578    1250000 SH     Sole     125000000
MCI COMMUNICATIONS CORP                        PUT 552673-95-5         8244     142000 SH     Sole      14200000
MONSANTO CO                                    COM 611662-10-7        27887     499100 SH     Sole      49910000
PENEDERM INC                                   COM 706867-10-8         2142     107100 SH     Sole      10710000
PHYSIO CONTROL INTL CORP                       COM 719431-10-8         6578     250000 SH     Sole      25000000
PMT SERVICES INC                               COM 693457-10-3         1015      40000 SH     Sole       4000000
SOUTHERN NEW ENG TELECOM                       COM 843485-10-3        26200     400000 SH     Sole      40000000
STATION CASINOS INC                            COM 857689-10-3        21454    1460700 SH     Sole     146070000
TR FINANCIAL CORP                              COM 872630-10-8         2864      68500 SH     Sole       6850000
TELECOMMUNICATIONS INC               COM TCI GRP A 87924V-10-1         9774     254700 SH     Sole      25470000
TRANS FINANCIAL INC                            COM 89323N-10-2          572      10000 SH     Sole       1000000
VIKING OFFICE PRODS                            COM 926913-10-4        12580     404200 SH     Sole      40420000
XTRA CORP                                      COM 984138-10-7         3025      50000 SH     Sole       5000000
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